Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Mar. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,432,696			$ 7,483,259
Investments carried under the equity method	258,264			260,031
Other current financial assets	186,754			195,893
Cash and cash equivalents (project companies)	602,856			600,990	$ 739,001	$ 622,689
Total assets	9,105,683			9,100,911
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,596,623			4,553,052
Grants and other liabilities	1,246,433			1,252,513
Long-term and short-term corporate debt	1,077,360	$ 7,600	€ 7	1,017,200
Total liabilities	7,395,854			7,311,864
Equity	1,709,829			1,789,047	$ 1,802,496	$ 1,748,605
Total liabilities and equity	9,105,683			9,100,911
North America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,138,564			3,167,490
Investments carried under the equity method	202,969			210,704
Other current financial assets	106,038			118,385
Cash and cash equivalents (project companies)	159,132			187,568
Total assets	3,606,703			3,684,147
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,714,357			1,713,125
Grants and other liabilities	980,663			994,874
Total liabilities	2,695,020			2,707,999
South America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	1,226,461			1,241,879
Investments carried under the equity method	8,236			4,450
Other current financial assets	31,233			31,136
Cash and cash equivalents (project companies)	96,217			85,697
Total assets	1,362,147			1,363,162
Liabilities allocated [Abstract]
Long-term and short-term project debt	843,014			841,906
Grants and other liabilities	30,272			25,031
Total liabilities	873,286			866,937
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,067,671			3,073,889
Investments carried under the equity method	47,059			44,878
Other current financial assets	49,483			46,373
Cash and cash equivalents (project companies)	237,712			266,557
Total assets	3,401,925			3,431,697
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,039,252			1,998,021
Grants and other liabilities	235,498			232,608
Total liabilities	2,274,750			2,230,629
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,432,696			7,483,259
Investments carried under the equity method	258,264			260,031
Other current financial assets	186,754			195,893
Cash and cash equivalents (project companies)	493,061			539,822
Total assets	8,370,775			8,479,005
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,596,623			4,553,052
Grants and other liabilities	1,246,433			1,252,513
Total liabilities	5,843,056			5,805,565
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	321,855			325,893
Other current assets (including cash and cash equivalents at holding company level)	413,053			296,013
Total assets	734,908			621,906
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,077,360			1,017,200
Other non-current liabilities	310,040			313,328
Other current liabilities	165,398			175,771
Total liabilities	1,552,798			1,506,299
Equity	1,709,829			1,789,047
Total liabilities and equity	$ 3,262,627			$ 3,295,346